Income Taxes (Schedule of Movement of Valuation Allowance) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Movement of valuation allowance
Balance as the beginning of the year	$ 23,282	¥ 150,817	¥ 46,121	¥ 34,315
Additions	51,265	332,086	¥ 112,421	¥ 11,806
Written off for expiration of net operating losses	$ (308)	¥ (1,998)
Utilization of previously unrecognized tax losses and un-deductible advertising expenses			¥ (7,725)
Balance as the end of the year	$ 74,239	¥ 480,905	¥ 150,817	¥ 46,121